Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member] Sonnet BioTherapeutics Holdings, Inc. [Member]	Additional Paid-in Capital [Member] Sonnet BioTherapeutics Holdings, Inc. [Member]	Additional Paid-in Capital [Member] RORSCHACH I LLC [Member]	Retained Earnings [Member] Sonnet BioTherapeutics Holdings, Inc. [Member]	Retained Earnings [Member] RORSCHACH I LLC [Member]	Parent [Member] Sonnet BioTherapeutics Holdings, Inc. [Member]
Balance as of June 13, 2025 (inception) at Sep. 30, 2022	$ 4	$ 88,872,336		$ (91,411,059)		$ (2,538,719)
Balance, shares at Sep. 30, 2022	31,496
Sale of common stock, net of issuance costs	$ 10	20,895,948				20,895,958
Sale of common stock, net of issuance costs, shares	104,159
Net share settlement of warrants	$ 6	(6)
Net share settlement of warrants, shares	64,928
Issuance of common stock on vesting of restricted stock units and awards
Issuance of common stock on vesting of restricted stock units and awards, shares	954
Exercise of warrants	$ 2	847				849
Exercise of warrants, shares	17,249
Share-based compensation		248,626				248,626
Net loss				(18,832,694)		(18,832,694)
Ending balance, value at Sep. 30, 2023	$ 22	110,017,751		(110,243,753)		(225,980)
Balance, shares at Sep. 30, 2023	218,786
Sale of common stock, net of issuance costs	$ 16	3,916,927				3,916,943
Sale of common stock, net of issuance costs, shares	163,281
Net share settlement of warrants
Net share settlement of warrants, shares	1,795
Share-based compensation		50,005				50,005
Net loss				(1,168,509)		(1,168,509)
Retirement of shares in connection with reverse stock split
Retirement of shares in connection with reverse stock split, shares	(190)
Ending balance, value at Dec. 31, 2023	$ 38	113,984,683		(111,412,262)		2,572,459
Balance, shares at Dec. 31, 2023	383,672
Balance as of June 13, 2025 (inception) at Sep. 30, 2023	$ 22	110,017,751		(110,243,753)		(225,980)
Balance, shares at Sep. 30, 2023	218,786
Ending balance, value at Jun. 30, 2024	$ 67	117,170,431		(114,552,392)		2,618,106
Balance, shares at Jun. 30, 2024	650,284
Balance as of June 13, 2025 (inception) at Sep. 30, 2023	$ 22	110,017,751		(110,243,753)		(225,980)
Balance, shares at Sep. 30, 2023	218,786
Sale of common stock, net of issuance costs	$ 17	3,976,365				3,976,382
Sale of common stock, net of issuance costs, shares	167,987
Net share settlement of warrants	$ 9	(9)
Net share settlement of warrants, shares	94,288
Issuance of common stock on vesting of restricted stock units and awards
Issuance of common stock on vesting of restricted stock units and awards, shares	976
Share-based compensation		231,190				231,190
Net loss				(7,437,232)		(7,437,232)
Retirement of shares in connection with reverse stock split
Retirement of shares in connection with reverse stock split, shares	(190)
Exercise and modification of warrants, net of issuance costs	$ 17	2,969,884				2,969,901
Exercise and modification of warrants, net of issuance costs, shares	168,437
Ending balance, value at Sep. 30, 2024	$ 65	117,195,181		(117,680,985)		(485,739)
Balance, shares at Sep. 30, 2024	650,284
Balance as of June 13, 2025 (inception) at Dec. 31, 2023	$ 38	113,984,683		(111,412,262)		2,572,459
Balance, shares at Dec. 31, 2023	383,672
Issuance of common stock on vesting of restricted stock units and awards
Issuance of common stock on vesting of restricted stock units and awards, shares	976
Share-based compensation		60,395				60,395
Net loss				365,425		365,425
Exercise of warrants	$ 4	55,996				56,000
Exercise of warrants, shares	4,375
Ending balance, value at Mar. 31, 2024	$ 42	114,101,074		(111,046,837)		3,054,279
Balance, shares at Mar. 31, 2024	389,023
Net share settlement of warrants	$ 9	(9)
Net share settlement of warrants, shares	92,493
Share-based compensation		60,395				60,395
Net loss				(3,505,555)		(3,505,555)
Exercise and modification of warrants, net of issuance costs	$ 16	2,946,952				2,946,968
Exercise and modification of warrants, net of issuance costs, shares	164,062
Sale of common stock		62,019				62,019
Sale of common stock, net of issuance costs, shares	4,706
Ending balance, value at Jun. 30, 2024	$ 67	117,170,431		(114,552,392)		2,618,106
Balance, shares at Jun. 30, 2024	650,284
Balance as of June 13, 2025 (inception) at Sep. 30, 2024	$ 65	117,195,181		(117,680,985)		(485,739)
Balance, shares at Sep. 30, 2024	650,284
Sale of common stock, net of issuance costs	$ 105	7,622,514				7,622,619
Sale of common stock, net of issuance costs, shares	1,050,500
Net share settlement of warrants
Net share settlement of warrants, shares	1,209
Share-based compensation		60,395				60,395
Net loss				(3,160,706)		(3,160,706)
Retirement of shares in connection with reverse stock split
Retirement of shares in connection with reverse stock split, shares	(373)
Shares released from abeyance	$ 3	(3)
Shares released from abeyance, shares	32,375
Exercise of warrants	$ 127	(127)
Exercise of warrants, shares	1,273,436
Ending balance, value at Dec. 31, 2024	$ 300	124,877,960		(120,841,691)		4,036,569
Balance, shares at Dec. 31, 2024	3,007,431
Balance as of June 13, 2025 (inception) at Sep. 30, 2024	$ 65	117,195,181		(117,680,985)		(485,739)
Balance, shares at Sep. 30, 2024	650,284
Ending balance, value at Jun. 30, 2025	$ 333	125,061,805		(128,108,617)	$ (596,667)	(3,046,479)
Balance, shares at Jun. 30, 2025	3,332,728
Balance as of June 13, 2025 (inception) at Dec. 31, 2024	$ 300	124,877,960		(120,841,691)		4,036,569
Balance, shares at Dec. 31, 2024	3,007,431
Sale of common stock, net of issuance costs	$ 10	116,805				116,815
Sale of common stock, net of issuance costs, shares	98,846
Issuance of common stock on vesting of restricted stock units and awards	$ 2	(2)
Issuance of common stock on vesting of restricted stock units and awards, shares	17,152
Net loss				(3,491,122)		(3,491,122)
Ending balance, value at Mar. 31, 2025	$ 312	124,994,763		(124,332,813)		662,262
Balance, shares at Mar. 31, 2025	3,123,429
Net loss				(3,775,804)		(3,775,804)
Shares released from abeyance	$ 16	(16)
Shares released from abeyance, shares	155,125
Sale of common stock	$ 5	67,058				67,063
Sale of common stock, net of issuance costs, shares	54,174
Ending balance, value at Jun. 30, 2025	$ 333	125,061,805		(128,108,617)	(596,667)	(3,046,479)
Balance, shares at Jun. 30, 2025	3,332,728
Balance as of June 13, 2025 (inception) at Jun. 12, 2025
Net loss					(596,667)
Ending balance, value at Jun. 30, 2025	$ 333	$ 125,061,805		$ (128,108,617)	$ (596,667)	$ (3,046,479)
Balance, shares at Jun. 30, 2025	3,332,728